Long-Term Borrowings - Additional Information (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) Instalment	Dec. 31, 2019 USD ($) tpa
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawn borrowing facilities			$ 36,708	$ 66,250
Accrued interest				3,791
Other liabilities			5,719	5,222
Lithium Nevada Corp | Thacker Pass
Disclosure Of Detailed Information About Borrowings [Line Items]
Other liabilities			$ 4,830
Payments from mining contractor		$ 3,500
Number of quarterly instalments | Instalment			7
Success fee to mining contractor			$ 4,650
Repayment amount upon failing to achieve milestone			3,500
Other Liabilities | Lithium Nevada Corp | Thacker Pass
Disclosure Of Detailed Information About Borrowings [Line Items]
Payments from mining contractor			$ 2,000	$ 1,500
Bangchak | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Production capacity expansion incremental off-take rights | tpa				3,500
Bangchak | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Production capacity expansion incremental off-take rights | tpa				6,000
Ganfeng | Exar Capital B.V.
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of share of loans derecognized			62.50%
Cauchari-Olaroz Project | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Production capacity expansion | tpa				25,000
Cauchari-Olaroz Project | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Production capacity expansion | tpa				40,000
Cauchari-Olaroz Project | Bangchak
Disclosure Of Detailed Information About Borrowings [Line Items]
Description of terms of option agreement			In consideration for Bangchak providing its consent to the 2019 Project Investment, following the Company’s approval of the expansion of the stated production capacity of the Cauchari-Olaroz project from its previously targeted production of 25,000 tonnes per annum (“tpa”) to 40,000 tpa and entry into an amended off-take agreement with Bangchak, the Company provided incremental off-take rights in favour of Bangchak to acquire up to an additional 3,500 tpa of lithium carbonate, up to an aggregate maximum of 6,000 tpa of lithium carbonate (at a 40,000 tpa project capacity) at market prices.
Additional debt financing costs paid				$ 50,000
Senior Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings obtained from drawdown of credit facility			$ 12,000
Drawn borrowing facilities			205,000
Net drawn borrowing facilities			$ 95,750
Term of credit facility			The credit facility has a term of six years from August 8, 2018, with an interest rate of 8.0% for the first three years that increases to 8.5% in year four, 9.0% in year five and 9.5% in year six.
Credit facility term			6 years
Description of repayment of credit facility			Repayments of borrowings made under the credit facility must start on August 8, 2022, being the fourth anniversary of the first drawdown date, in an amount equal to 75% of Minera Exar’s Free Cash Flow (as defined in the credit facility agreement). As security for the facility, the Company granted to the lenders a first priority security interest in all assets except those that represent its ownership interest in the Cauchari-Olaroz Project.
Percentage of right to purchase share of production			75.00%
Senior Credit Facility | First Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate			8.00%
Senior Credit Facility | Year Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate			8.50%
Senior Credit Facility | Year Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate			9.00%
Senior Credit Facility | Year Six
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate			9.50%
Senior Credit Facility | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings			$ 7,800
Senior Credit Facility | Bangchak
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from related party borrowings			4,200
Non-Recourse Loan Agreement | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate	10.00%
Percentage of right to purchase share of production	50.00%
Borrowing facility	$ 100,000
Borrowings, interest rate basis	LIBOR plus 5.5%
Limited Recourse Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings obtained from drawdown of credit facility			20,000
Drawn borrowing facilities			100,000
Additional drawdowns from credit facility			4,708
Limited Recourse Loan Facility | Long-term liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Accrued interest			$ 1,446